Related Party Transactions (Detail)		1 Months Ended			3 Months Ended	6 Months Ended
	Oct. 10, 2020 shares	Aug. 31, 2020 $ / shares shares	Jun. 25, 2020	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares
Related Party Transactions (Details) [Line Items]
Related party transaction, description of transaction		the Sponsor transferred 20,000 Founder Shares to Mr. Robert Hochberg, an independent director (none of which were subject to forfeiture in the event that the underwriters' over-allotment option was not exercised in full).
Ownership percentage	20.00%
Loan amount (in Dollars) | $					$ 750,000	$ 750,000
Sponsor portion of expenses (in Dollars) | $					300,000	300,000
Accounts payable outstanding (in Dollars) | $					$ 505	32,000	$ 0
Working capital requirements (in Dollars) | $						$ 750,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased shares				11,500,000
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Aggregate price (in Dollars) | $				$ 25,000
Stock split, description			On June 25, 2020, the Company effectuated a 1.3125-for-1 stock split.
Shares returned by the sponsor		718,750
Shares outstanding		14,375,000
Shares subject to forfeiture		1,875,000
Initial business combination, description					(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizationsand the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.	(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-tradingdays within any 30-tradingday period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Class B Common Stock
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to forfeiture					1,875,000	1,875,000	1,875,000
Ownership percentage					20.00%	20.00%
Common Stock Class A
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Shares returned by the sponsor						1,100,000
Common stock price per share (in Dollars per share) | $ / shares		$ 11.50			$ 11.50	$ 11.50
Mr. Hochberg [Member]
Related Party Transactions (Details) [Line Items]
Business combination shares transferred		20,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants, shares					1,100,000	1,100,000
Warrants price per share (in Dollars per share) | $ / shares					$ 10.00	$ 10.00
Payments for warrants (in Dollars) | $					$ 11,000,000	$ 11,000,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Number of underwriters						2
Business combination gross proceeds, percentage					3.50%	3.50%
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Business combination gross proceeds, percentage					5.50%	5.50%
Over-Allotment Option [Member] | Class B Common Stock
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture	1,875,000